Retroactive adjustments for business combination	12 Months Ended
Dec. 31, 2018
Retroactive adjustments for business combination [Abstract]
Retroactive adjustments for business combination
57.	Retroactive adjustments for business combination

(a)	Overview

The Group has acquired ANZ Retail Business in Vietnam on December 17, 2017, which was a local entity operating banking business in Vietnam, to strengthen business competitiveness and synergies through the acquisition of related businesses. The Group could not complete the initial accounting for the business acquisition until the end of the reporting period in which the acquisition incurred, since the valuation data of the acquired business has not been obtained, and the goodwill value was recognized at a provisional amount. The Group has finished the business acquisition accounting during 2018, reflecting the valuation results on the acquired net assets, and retrospectively adjusted the provisional value of net assets recognized at the acquisition date.

(b)	Retroactive adjustment of fair value of assets and liabilities

The retroactive adjustment of fair value of assets acquired and liabilities assumed by acquisition of ANZ as of acquisition date is as follows:

	Amount		Adjustments	Adjusted Amount
Assets:
Cash and due from banks	~~W~~	8,151	—	8,151
Loans (*1)		301,766	(1,352)	300,414
Property and equipment		538	—	538
Intangible assets (*2)		—	15,256	15,256
Other assets		9,269	—	9,269

		319,724	13,904	333,628

Liabilities:
Deposits		(436,285)	—	(436,285)
Other liabilities		(1,022)	—	(1,022)

		(437,307)	—	(437,307)

The fair value of the identifiable assets acquired and liabilities assumed	~~W~~	(117,583)	13,904	(103,679)

(*1)	Adjustments are mainly due to the loan loss estimation.
(*2)

The intangible assets mainly comprise the present value of the saved borrowing costs due to the deposits amounting to ~~W~~4,454 million and the future economic benefits generated due to the relationship with the customers amounting to ~~W~~10,802 million.

(c)	Adjustments of goodwill

The retrospective adjustments of goodwill due to the measurement period adjustment for business combination are as follows:

	Amount		Adjustments	Adjusted Amount
Consideration received (cash)	~~W~~	(75,480)	—	(75,480)
Fair value of identifiable net assets		(117,583)	13,904	(103,679)

Goodwill	~~W~~	42,103	(13,904)	28,199

(d)	Adjustments of the prior year end balances.

	Amount		Adjustments	Adjusted Amount
Intangible assets	~~W~~	4,271,969	1,352	4,273,321
Deferred tax liabilities		9,712	270	9,982

Retained earnings	~~W~~	20,790,599	1,082	20,791,681